ESTIMATION OF FAIR VALUE - Measurements of fair value of assets on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 322,895,870	$ 278,832,589
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	45,573,523	35,966,905
Recurring fair value measurement | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,958,385	2,706,030
Recurring fair value measurement | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	33,754,734	26,292,207
Recurring fair value measurement | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,788,378	4,683,215
Recurring fair value measurement | Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,780,993	4,673,113
Recurring fair value measurement | Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	28,966,356	21,608,992
Recurring fair value measurement | Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,831,979	2,425,760
Recurring fair value measurement | Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,847,199	11,643,942
Recurring fair value measurement | Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	187,295	175,794
Recurring fair value measurement | Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	461,073	465,678
Recurring fair value measurement | Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	201,312	139,534
Recurring fair value measurement | Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,663,324	4,997,430
Recurring fair value measurement | Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		13,966
Recurring fair value measurement | Securities issued by central banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,862,922	970,095
Recurring fair value measurement | Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,502,818	1,850,422
Recurring fair value measurement | Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,912,432	3,054,925
Recurring fair value measurement | Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	24,975	33,942
Recurring fair value measurement | Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	49,570	34,840
Recurring fair value measurement | Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	32,614	33,695
Recurring fair value measurement | Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,385	10,102
Recurring fair value measurement | Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,169,836	442,082
Recurring fair value measurement | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	6,639,029	4,851,213
Recurring fair value measurement | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,123,939	3,523,121
Recurring fair value measurement | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,515,090	1,328,092
Recurring fair value measurement | Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,133,924	917,434
Recurring fair value measurement | Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	156,220	166,598
Recurring fair value measurement | Currency forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	817,161	765,166
Recurring fair value measurement | Currency forward | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	123,325	166,598
Recurring fair value measurement | Bond forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	349	253
Recurring fair value measurement | Interest rate Swap | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	245,618	73,481
Recurring fair value measurement | Cross currency swaps | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	31,394	34,682
Recurring fair value measurement | Cross currency swaps | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	32,895
Recurring fair value measurement | Currency options | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	39,402	43,852
Recurring fair value measurement | Financial assets in concession contracts | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,958,385	2,706,030
Recurring fair value measurement | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	931,231	1,033,423
Recurring fair value measurement | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	122,675	104,857
Recurring fair value measurement | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	808,556	928,566
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets	15,285,892	11,079,989
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	13,883,645	9,903,351
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,748,734	1,540,107
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,748,734	1,540,107
Recurring fair value measurement | Level 1 of fair value hierarchy | Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,134,911	8,363,244
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,748,734	1,503,708
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,943,470	7,923,409
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	174,614	191,994
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		3,220
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,813,022	9,954
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		33,179
Recurring fair value measurement | Level 1 of fair value hierarchy | Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	168,314	237,887
Recurring fair value measurement | Level 1 of fair value hierarchy | Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	35,491
Recurring fair value measurement | Level 1 of fair value hierarchy | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,402,247	1,176,638
Recurring fair value measurement | Level 1 of fair value hierarchy | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,351	1,679
Recurring fair value measurement | Level 1 of fair value hierarchy | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,400,896	1,174,959
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets	25,142,703	20,555,062
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	19,775,740	16,378,754
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,960,029	3,133,006
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,960,029	3,133,006
Recurring fair value measurement | Level 2 of fair value hierarchy | Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	16,815,711	13,245,748
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,083,245	922,052
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,903,729	3,720,533
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	187,295	175,794
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	286,459	273,684
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	129,082	136,314
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,850,302	4,987,476
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		13,966
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by central banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,862,922	970,095
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,502,818	1,817,243
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,740,688	2,817,038
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	24,975	33,942
Recurring fair value measurement | Level 2 of fair value hierarchy | Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	49,570	34,840
Recurring fair value measurement | Level 2 of fair value hierarchy | Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	32,614	33,695
Recurring fair value measurement | Level 2 of fair value hierarchy | Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,122,041	442,082
Recurring fair value measurement | Level 2 of fair value hierarchy | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	4,076,819	3,092,276
Recurring fair value measurement | Level 2 of fair value hierarchy | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,076,598	3,046,048
Recurring fair value measurement | Level 2 of fair value hierarchy | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	221	46,228
Recurring fair value measurement | Level 2 of fair value hierarchy | Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,133,924	917,434
Recurring fair value measurement | Level 2 of fair value hierarchy | Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	156,220	166,598
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	817,161	765,166
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency forward | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	123,325	166,598
Recurring fair value measurement | Level 2 of fair value hierarchy | Bond forward | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	349	253
Recurring fair value measurement | Level 2 of fair value hierarchy | Interest rate Swap | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	245,618	73,481
Recurring fair value measurement | Level 2 of fair value hierarchy | Cross currency swaps | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	31,394	34,682
Recurring fair value measurement | Level 2 of fair value hierarchy | Cross currency swaps | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	32,895
Recurring fair value measurement | Level 2 of fair value hierarchy | Currency options | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	39,402	43,852
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Assets	5,144,928	4,331,854
Recurring fair value measurement | Level 3 of fair value hierarchy | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,958,385	2,706,030
Recurring fair value measurement | Level 3 of fair value hierarchy | Debt securities
Disclosure of fair value measurement of assets [line items]
Assets	95,349	10,102	$ 13,733	$ 19,602
Recurring fair value measurement | Level 3 of fair value hierarchy | Debt securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	79,615	10,102
Recurring fair value measurement | Level 3 of fair value hierarchy | Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	72,230
Recurring fair value measurement | Level 3 of fair value hierarchy | Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,734
Recurring fair value measurement | Level 3 of fair value hierarchy | Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	72,230
Recurring fair value measurement | Level 3 of fair value hierarchy | Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,430
Recurring fair value measurement | Level 3 of fair value hierarchy | Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,385	10,102
Recurring fair value measurement | Level 3 of fair value hierarchy | Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,304
Recurring fair value measurement | Level 3 of fair value hierarchy | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,159,963	582,299	560,313	25,341
Recurring fair value measurement | Level 3 of fair value hierarchy | Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,045,990	475,394
Recurring fair value measurement | Level 3 of fair value hierarchy | Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	113,973	106,905
Recurring fair value measurement | Level 3 of fair value hierarchy | Financial assets in concession contracts | Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,958,385	2,706,030
Recurring fair value measurement | Level 3 of fair value hierarchy | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	931,231	1,033,423
Recurring fair value measurement | Level 3 of fair value hierarchy | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	122,675	104,857	84,206	66,139
Recurring fair value measurement | Level 3 of fair value hierarchy | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 808,556	$ 928,566	$ 836,324	$ 783,794